Partnership Organization (Details) - USD ($)		5 Months Ended	6 Months Ended	12 Months Ended
	Jul. 09, 2013	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Partnership Organization (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose			(i) acquire producing and non-producing oil and gas properties with development potential, and to enhance the value of the properties through drilling and other development activities, (ii) make distributions to the holders of the Units, (iii) engage in a liquidity transaction after five – seven years, in which all properties are sold and the sales proceeds are distributed to the partners, merge with another entity, or list the Units on a national securities exchange, and (iv) permit holders of Units to invest in oil and gas properties in a tax efficient basis. The proceeds from the sale of the Units primarily will be used to acquire producing and non-producing oil and natural gas properties onshore in the United States, and to develop those properties	(i) acquire producing and non-producing oil and gas properties with development potential, and to enhance the value of the properties through drilling and other development activities, (ii) make distributions to the holders of the Units, (iii) engage in a liquidity transaction after five – seven years, in which all properties are sold and the sales proceeds are distributed to the partners, merge with another entity, or list the Units on a national securities exchange, and (iv) permit holders of Units to invest in oil and gas properties in a tax efficient basis. The proceeds from the sale of the Units primarily will be used to acquire producing and non-producing oil and natural gas properties onshore in the United States, and to develop those properties
Limited Liability Company or Limited Partnership, Managing Member or General Partner, Name			Energy 11 GP, LLC	Energy 11 GP, LLC
Limited Liability Company or Limited Partnership, Business, Formation State	Delaware
Partners' Capital Account, Contributions	$ 1,000
Best-Efforts Offering [Member]
Partnership Organization (Details) [Line Items]
Total amount of Unit offering		$ 2,000,000,000
Total amount of Units offered		100,263,158
Minimum Unit Offering		$ 25,000,000